CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 195,108	$ 228,276
Restricted cash, current	245,474	223,002
Restricted cash, non-current portion	6,990	39,982
Total cash cash equivalents and restricted cash	$ 447,572	$ 491,260